Share Capital and Warrants - October 2025 private placement (Details) - CAD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Oct. 29, 2025	Dec. 31, 2025	Dec. 31, 2024
Share capital and warrants
Per share price		$ 4.65	$ 2.34
Share issue related cost		$ 9,820	$ 2,303
Share premium liability		$ 8,334
October 2025 Private placement
Share capital and warrants
Aggregate gross proceeds	$ 82,500
Share issue related cost	4,500
Share premium liability	$ 8,800
Percentage of cash commission paid	4.50%
Share capital and issuance costs	$ 500
LIFE Offering | National Flow Through Common Shares
Share capital and warrants
Aggregate gross proceeds	$ 20,000
Common shares	2,990,000
Per share price	$ 6.69
LIFE Offering | British Columbia Flow Through Common Shares
Share capital and warrants
Aggregate gross proceeds	$ 10,000
Common shares	1,444,000
Per share price	$ 6.93
LIFE Offering | Ordinary shares
Share capital and warrants
Aggregate gross proceeds	$ 20,000
Common shares	4,182,000
Per share price	$ 4.78
Concurrent Private Placement: | Ordinary shares
Share capital and warrants
Aggregate gross proceeds	$ 32,500
Common shares	6,793,798
Per share price	$ 4.78